(Loss) Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
(Loss) Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE
15.	(LOSS) EARNINGS PER SHARE

Basic and diluted (loss) earnings per share for each of the three months presented are calculated as follows:

	Three Months Ended March 31,
	2017	2018
	US$	US$
Numerator:
Net income	18	1,387
Less: net (loss) income attributable to noncontrolling interests	(78)	188

Net income attributable to Borqs Technologies, Inc.	96	1,199
Accretion to redemption value of Convertible Redeemable Preferred Shares	(298)	-
Net (loss) income attributable to Borqs Technologies, Inc.’s ordinary shareholders	(202)	1,199

Denominator:
Weighted-average number of ordinary shares outstanding—basic	4,224,725	26,384,152
Weighted-average number of ordinary shares outstanding—diluted	4,224,725	27,471,885

(Loss) earnings per share—Basic:	(0.05)	0.05
(Loss) earnings per share—Diluted:	(0.05)	0.04

For the three months ended March 31, 2017, convertible redeemable preferred shares and share options, replacement warrants to purchase ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share

20.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Numerator:
Net income (loss)	795	2,596	(12,359)
Less: net (loss) income attributable to noncontrolling interests	(1,316)	(632)	210
Net income (loss) attributable to Borqs Technologies, Inc.	2,111	3,228	(12,569)
Accretion to redemption value of Convertible Redeemable Preferred Shares	(2,417)	(976)	(6,956)
Allocation to holders of Convertible Redeemable Preferred Shares	-	(2,252)	-
Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(306)	-	(19,525)

Denominator:
Weighted-average number of ordinary shares outstanding—basic	4,224,090	4,224,725	12,842,671
Weighted-average number of ordinary shares outstanding—diluted	4,224,090	4,224,725	12,842,671

Loss per share—Basic:	(0.07)	0.00	(1.52)
Loss per share—Diluted:	(0.07)	0.00	(1.52)

For the year ended December 31, 2017, share options and Replacement Warrants to purchase ordinary shares, Unit Purchase Option, public warrants and private warrants were anti-dilutive and excluded from the calculation of diluted net loss per share.